Property, Plant and Equipment (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Mineral Property, Plant, Equipment, And Mine Development 1		$ 2,100,000
Mineral Property, Plant, Equipment, And Mine Development 2		1,300,000
Mineral Property, Plant, Equipment, And Mine Development 3		200,000
Mineral Property, Plant, Equipment, And Mine Development 4		100,000
Mineral Property, Plant, Equipment, And Mine Development 5		3,600,000
Property, Plant And Equipment 1	2,100,000
Property, Plant And Equipment 2	2,100,000
Property, Plant And Equipment 3	1,000,000
Property, Plant And Equipment 4	500,000
Property, Plant And Equipment 5	$ 3,600,000